Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Related Party Fees and Expenses
The fees charged by and expenses relating to CSI for the six months ended June 30, 2025 and 2026 are as follows:

	Six Months Ended June 30,
	2025	2026	Presented in:
Management fees	1,024	623	Management fees - related parties – Statement of comprehensive income
Superintendent fees	-	3	Vessel operating expenses – Statement of comprehensive income
Accounting and reporting cost	180	180	Management fees - related parties – Statement of comprehensive income
Commission on charter hire agreements	549	330	Voyage expenses – Statement of comprehensive income
Financing fees	-	692	Net in Current and Non-current portions of long-term debt – Balance Sheet
Newbuilding vessels monitoring fee	713	1,017	Capitalized in Vessels, net and Advances for vessels under construction – Balance sheet
Total	2,466	2,845